Revenue Recognition (Details) - Schedule of major customers-customers accounting	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Customer C [Member]
Revenue, Major Customer [Line Items]
Customer	39.00%		29.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Customer	32.00%		10.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Customer	17.00%		35.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Customer		[1]	11.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Customer		[1]	10.00%

[1]	Customer accounted for less than 10% of revenue in the period.